CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 8,860,491	$ 19,493,171	$ 21,574,076
Other comprehensive income, net of tax
Foreign currency translation adjustment	189,354	1,683,779	592,923
Comprehensive income	9,049,845	21,176,950	22,166,999
Comprehensive loss attributable to noncontrolling interest	(1,376)
Comprehensive income attributable to Taomee Holdings Limited	9,051,221	21,176,950	22,166,999
Deemed dividend on Series A convertible redeemable preferred shares		(200,601)	(468,580)
Comprehensive income attributable to holders of ordinary shares	$ 9,051,221	$ 20,976,349	$ 21,698,419